SHARE-BASED PAYMENTS - Stock option and SAR activity (Details) shares in Thousands		12 Months Ended
		Dec. 31, 2017 USD ($) shares		Dec. 31, 2016 USD ($) shares	Dec. 31, 2014 shares
Stock option and SAR activity [abstract]
Granted | $		$ 96.67		$ 92.86
Stock Options and Stock Appreciation Rights [Member]
Stock option and SAR activity [abstract]
Outstanding, beginning of year		2,393	[1]	2,130
Granted		523		603
Forfeited		(4)		(8)
Exercised		(228)		(329)
Expired		(3)		(3)
Outstanding, end of year	[1]	2,681		2,393
Outstanding, beginning of year | $		$ 93.33	[1]	$ 92.78
Granted | $		103.22		84.37
Forfeited | $		95.01		68.39
Exercised | $		89.99		73.31
Expired | $		55.97		90.52
Outstanding, end of year | $	[1]	$ 95.64		$ 93.33
Exercisable, end of year		1,333		1,088
Exercisable, end of year | $		$ 93.2		$ 90.7
Maximum available for future grants, end of year		4,712		4,973
Weighted average fair value of outstanding | $		$ 26.21		$ 24.24
Weighted average share price at exercise date | $		$ 109.14		$ 99.01
Stock Appreciation Rights [member]
Stock option and SAR activity [abstract]
Outstanding, beginning of year		1,456
Granted				960	775
Outstanding, end of year		1,300		1,456

[1]

Includes 1,300 thousand SARs ( 2016 – 1,456 thousand), of which 775 thousand ( 2016 – 960 thousand) issued prior to January 1, 2015 have options attached. Stock options and SARs with options attached are potentially dilutive.